                                             Long Term Portfolio Series 120
                                                          File No. 33-28194
                                        Investment Company Act No. 811-3676


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                            POST-EFFECTIVE AMENDMENT NO. 5
                                      TO FORM S-6


           For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trust Registered on Form N-8B-2

                A.   Exact name of Trust:

                     DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 120

                B.   Name of Depositor:

                     DEAN WITTER REYNOLDS INC.

                C. Complete address of Depositor's principal executive office:

                     DEAN WITTER REYNOLDS INC.
                     Two World Trade Center
                     New York, New York  10048

                D.   Name and complete address of agent for service:

                     Mr. Michael D. Browne
                     Dean Witter Reynolds Inc.
                     Unit Trust Department
                     Two World Trade Center, 59th Floor
                     New York, New York  10048

                     Copy to:

                     Kenneth W. Orce, Esq.
                     Cahill Gordon & Reindel
                     80 Pine Street
                     New York, New York  10005

                /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     I.  Organization and General Information

1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment
     Indenture                         and Termination of the
                                       Indenture

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the
          (Cumulative or Distribu-     Trust-Distribution
          tive)

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (c)  Rights of Holders as to      Redemption; Public Of-
          Withdrawal or Redemption     fering of Units-
                                       Secondary Market

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, etc.   Units-Secondary Market;
                                       Exchange Option; Re-
                                       demption; Rights of
                                       Unit Holders-
                                       Certificates

     (e)  Lapses or defaults with      *30
          respect to periodic pay-
          ment plan certificates

     (f)  Voting rights as to Secu-    Rights of Unit Holders-
          rities under the Indenture   Certain Limitations

     (g)  Notice to Holders as to      Amendment and Termina-
          change in:                   tion of the Indenture

          1)   Assets of Trust         Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

          2)   Terms and Conditions    Amendment and Termina-
               of Trust's Securities   tion of the Indenture

          3)   Provisions of Trust     Amendment and Termina-
                                       tion of the Indenture

          4)   Identity of Depositor   Sponsor; Trustee
               and Trustee

     (h)  Security Holders' consent
          required to change:

          1)   Composition of assets   Amendment and Termina-
               of Trust                tion of the Indenture

          2)   Terms and conditions    Amendment and Termina-
               of Trust's Securities   tion of the Indenture



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

          3)   Provisions of Inden-    Amendment and Termina-
               ture                    tion of the Indenture

          4)   Identity of Depositor   *30
               and Trustee

     (i)  Other Provisions             Cover of Prospectus;
                                       Tax Status

11.  Type of securities comprising     The Trust-Summary De-
     units                             scription of the Port-
                                       folios; Objectives and
                                       Securities Selection;
                                       The Trust-Special Con-
                                       siderations

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                       Information; Public Of-
                                       fering of Units-Public
                                       Offering Price;-Profit
                                       of Sponsor;-Volume Dis-
                                       count; Expenses and
                                       Charges

     (b)  Certain information re-      *30
          garding periodic payment
          certificates

     (c)  Certain percentages          Summary of Essential
                                       Information; Public Of-
                                       fering of Units-Public
                                       Offering Price;-Profit
                                       of Sponsor;-Volume Dis-
                                       count

     (d)  Price differentials          Public Offering of
                                       Units - Public Offering
                                       Price

     (e)  Certain other fees, etc.     Rights of Unit Holders
          payable by holders           - Certificates



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (f)  Certain profits receivable   Redemption -- Purchase
          by depositor, principal      by the Sponsors of
          underwriters, trustee or     Units Tendered for Re-
          affiliated persons           demption

     (g)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction; Rights of
                                       Unit Holders - Certifi-
                                       cates

15.  Receipt and handling of pay-      Public Offering of
     ments from purchasers             Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Amendment
     underlying securities             and Termination of the
                                       Indenture; Objectives
                                       and Securities Selec-
                                       tion; The Trust-Summary
                                       Description of the
                                       Portfolio; Sponsor-
                                       Responsibility

17.  Withdrawal or redemption by Se-   Redemption; Public Of-
     curity Holders                    fering of
                                       Units-Secondary Market

18.  (a)  Receipt and disposition of   Administration of the
          income                       Trust; Reinvestment
                                       Programs

     (b)  Reinvestment of distribu-    Reinvestment Programs
          tions

     (c)  Reserves or special fund     Administration of the
                                       Trust-Distribution

     (d)  Schedule of distribution     *30

19.  Records, accounts and report      Administration of the
                                       Trust-Records and Ac-
                                       counts;-Reports to Unit
                                       Holders



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

20.  Certain miscellaneous provi-      Amendment and Termina-
     sions of the Indenture            tion of the Indenture;
                                       Sponsor - Limitation on
                                       Liability - Resigna-
                                       tion; Trustee -- Limi-
                                       tation on Liability-
                                       Resignation

21.  Loans to security holders         *30

22.  Limitations on liability          Sponsor, Trustee;
                                       Evaluator - Limitation
                                       on Liability

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *30
     the Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor         Sponsor

26.  Fees received by Depositor        Expenses and Charges -
                                       Fees; Public Offering
                                       of Units-Profit of
                                       Sponsor

27.  Business of Depositor             Sponsor and Included in
                                       Form N-8B-2

28.  Certain information as to offi-   Included in Form N-8B-2
     cials and affiliated persons of
     Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30

31.  Payments by Depositor for cer-    *30
     tain other services

32.  Payments by Depositor for cer-    *30
     tain other services rendered to
     trust

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

33.  Remuneration of employees of      *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons
     for certain services rendered
                                                    *30
     to trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securi-   Public Offering of
     ties by states                    Units-Public Distribu-
                                       tion

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to dis-   *30
     tribute

38.  (a)  Method of distribution       Public Offering of
     (b)  Underwriting agreements      Units
     (c)  Selling agreements

39.  (a)  Organization of principal    Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by prin-    Public Offering of
     cipal underwriter                 Units-Profit of Sponsor

41.  (a)  Business of principal un-    Sponsor
          derwriter

     (b)  Branch officers of princi-   *30
          pal underwriter

     (c)  Salesman of principal un-    *30
          derwriter

42.  Ownership of trust's securities   *30
     by certain persons




__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

43.  Certain brokerage commissions     *30
     received by principal under-
     writer

44.  (a)  Method of valuation          Public Offering of
                                       Units

     (b)  Schedule as to offering      *30
          price

     (c)  Variation in offering        Public Offering of
          price to certain persons     Units--Volume Discount;
                                       Exchange Option

45.  Suspension of redemption rights   *30

46.  (a)  Redemption valuation         Public Offering of
                                       Units-Secondary Market;
                                       Redemption

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in un-    See items 10(d), 44 and
     derlying securities               46

     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation of    Trustee
     Trustee

49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  (a)  Name and address of Insur-   *30
          ance Company

     (b)  Type of policies             *30

     (c)  Type of risks insured and    *30
          excluded


__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of can-     *30
          cellation

     (g)  Method of determining pre-   *30
          miums

     (h)  Amount of aggregate premi-   *30
          ums paid

     (i)  Who receives any part of     *30
          premiums

     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  (a)  Method of selecting and      Introduction; Objec-
          eliminating securities       tives and Securities
          from the Trust               Selection; The Trust -
                                       Summary Description of
                                       the Portfolio; Sponsor
                                       - Responsibility

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Policy of Trust regarding    Introduction; Objec-
          substitution and elimina-    tives and Securities
          tion of securities           Selection; Sponsor -
                                       Responsibility

     (d)  Description of any funda-    *30
          mental policy of the Trust

53.  Taxable status of the Trust       Cover of Prospectus;
                                       Tax Status

     VIII.  Financial and Statistical Information



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

57.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition


__________________

*30  Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST



LONG TERM PORTFOLIO SERIES 120

(Unit Investment Trusts)

_______________________________________________________________

This Trust was formed for the purpose of providing interest in-come which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-
ers) through investment in a fixed portfolio consisting primar-ily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of under-lying Securities. Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.

_______________________________________________________________

Sponsor:  LOGO                       DEAN WITTER REYNOLDS INC.
_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future reference. Units of the Trust are not deposits or obligations of, or guar-anteed or endorsed by, any bank, and the Units are not feder-ally insured by the Federal Deposit Insurance Corporation, Fed-eral Reserve Board, or any other agency.

             Prospectus Part A dated July 31, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

              DEAN WITTER SELECT MUNICIPAL TRUST
                LONG TERM PORTFOLIO SERIES 120


                       TABLE OF CONTENTS


                                                         Page
PART A

Table of Contents.....................................    A-1
Summary of Essential Information......................    A-3
Independent Auditor's Report..........................    F-1

PART B

Introduction..........................................      1
The Trust.............................................      2
     Special Considerations...........................      2
     Summary Description of the Portfolios............      3
Insurance on the Securities in an Insured Trust.......     21
Objectives and Securities Selection...................     25
The Units.............................................     26
Tax Status............................................     27
Public Offering of Units..............................     32
     Public Offering Price............................     32
     Public Distribution..............................     33
     Secondary Market.................................     34
     Profit of Sponsor................................     35
     Volume Discount..................................     35
Exchange Option.......................................     36
Reinvestment Programs.................................     37
Redemption............................................     38
     Tender of Units..................................     38
     Computation of Redemption Price per Unit.........     39
     Purchase by the Sponsor of Units Tendered             39
       for Redemption.................................
Rights of Unit Holders................................     40
     Certificates.....................................     40
     Certain Limitations..............................     40
Expenses and Charges..................................     40
     Initial Expenses.................................     40
     Fees.............................................     40
     Other Charges....................................     41

                                                         Page
Administration of the Trust...........................     42
     Records and Accounts.............................     42
     Distribution.....................................     42
     Distribution of Interest and Principal...........     42
     Reports to Unit Holders..........................     44
Sponsor...............................................     45
Trustee...............................................     47
Evaluator.............................................     48
Amendment and Termination of the Indenture............     49
Legal Opinions........................................     50
Auditors..............................................     50
Bond Ratings..........................................     50
Federal Tax Free vs. Taxable Income...................     54



                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048


                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006


                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 120

                                            As of May 31, 1997




FACE AMOUNT OF SECURITIES               $3,360.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT                 .0170%
NUMBER OF UNITS                             3,430
                                                      ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>                5.857%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/3,430th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F2>                4.686%

PUBLIC OFFERING PRICE                                 MONTHLY INTEREST DISTRIBUTIONS

  Aggregate bid side evaluation                         Estimated net annual interest rate
    of Securities in the Trust      $3,513,408.00       per Unit times $1,000                     $61.27
                                                        Divided by 12                             $ 5.10
  Divided by 3,430 Units            $    1,024.32
                                                      RECORD DATE:  The ninth day of each month
  Plus sales charge of 3.253% of
    Public Offering Price (3.362%                     DISTRIBUTION DATE:  The fifteenth
    of net amount invested in                           day of each month
    Securities)                             34.44
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
Public Offering Price per Unit           1,058.76       distribution need be made from the
                                                        Principal Account if balance therein
  Plus undistributed principal and                      is less than $1 per Unit outstanding
    net investment income and accrued
    interest                               21.83<F1>  TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
                                                        ing estimated expenses and Evaluator's
Adjusted Public Offering Price     $     1,080.59       fee) $2.37 per $1,000 face amount
                                                        of underlying Securities                  $ 2.37

SPONSOR'S REPURCHASE PRICE AND                        SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE:
  REDEMPTION PRICE PER UNIT (based                      Maximum of $.25 per $1,000 face amount
  on bid side evaluation of under-                      of underlying Securities                     .25
  lying Securities, $34.44 less
  than Adjusted Public Offering Price                 TOTAL ESTIMATED ANNUAL EXPENSES PER UNIT    $ 2.62
  per Unit)                        $     1,046.15
                                                      EVALUATOR'S FEE FOR EACH EVALUATION:  Minimum
CALCULATION OF ESTIMATED NET                            of $8.00 plus $.25 for each issue of
  ANNUAL INTEREST RATE PER UNIT                         underlying Securities in excess of 50
  (based on face amount of $1,000                       issues (treating separate maturities as
  per Unit)                                             separate issues)

  Annual interest rate per Unit            6.389%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2041
    Unit ($2.62) expressed as a
    percentage                              .262%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at
  per Unit                                 6.127%       any time is less than $1,510,000.



  <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on May 30, 1997, the last trading day during the period.

  <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3




               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)

          THE TRUST -- The Dean Witter Select Municipal Trust, Long Term Portfolio Series 120 (the "Trust ") is a unit invest-ment trust created on June 11, 1992 (the "Date of Deposit"), under the laws of the State of New York, pursuant to an Inden-ture as defined in Part B. The Trust is composed of "investment grade" long-term interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross in-come for Federal income tax purposes (except in certain in-stances depending on the Unit Holders) and (2) the conservation of capital. The payment of interest and the preservation of principal of the Trust is dependent on the continuing ability of the Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objec-tives of the Trust will be achieved. All of the Securities in the Trust are obligations of states, or of the counties, mu-nicipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax coun-sel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a dis-cussion of certain state tax aspects of the Trust see: "Tax Status" in Part B.

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THE TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THE TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
"Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying securities, di-vided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", be-low, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluc-tuations in the bid side evaluation of the underlying Securi-ties. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Es-timated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the un-derlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Trust is consid-ered to be concentrated in Prerefunded/Escrowed to Maturity Se-curities (44.95% of the aggregate market value of the Trust Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in
Part B. See also: "The Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

          OTHER INFORMATION -- The Securities in the Portfolio of the Trust were chosen in part on the basis of their maturity dates. A Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2041. The average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 6.169 years. The latest maturity of a Security in the Trust is July 1, 2023; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 5.808 years. The actual maturity date of the Securities contained in the Trust are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be in-curred by a Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such cal-culations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.



                               (as % of bid     (as % of Public
Time to Maturity              side evaluation)  Offering Price)

Less than six months........          0%                0%
six months to 1 year........      0.756%              0.75%
over 1 year to 2 years......      1.523%              1.50%
over 2 years to 4 years.....      2.564%              2.50%
over 4 years to 8 years.....      3.627%              3.50%
over 8 years to 15 years....      4.712%              4.50%
over 15 years...............      5.820%              5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth be-low.


                                           Dealer Concession
                     % of Effective        as % of Effective
  Number of Units        Sales Charge          Sales Charge

1-99...............          100%                  65%
100-249............           95%                  62%
250-499............           85%                  55%
500-999............           70%                  45%
1,000 or more......           55%                  35%


          To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Of-fering Price (3.093% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trust may be entitled to additional con-cessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP", and "Evaluator" in Part B is amended so that "Kenny S&P Evalua-tion Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc.", and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its princi-pal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broad-way, New York, New York 10003" is replaced with "The Chase Man-hattan Bank, a New York Bank with its principal executive of-fice located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York,

New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merged to form MCDWD. In connection with such merger, the cor-porate name or DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MCDWD").

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Hold-ings Ltd. In connection with such merger, (i) CGIC, the prin-cipal operating subsidiary of Capital Guaranty Corporation, be-came a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and
(ii) the corporate name of CGIC was changed to Financial Secu-rity Assurance of Maryland Inc.

          SPECIAL CHARACTERISTICS OF THE TRUST _ The Portfolio of the Trust consists of eleven issues of Securities, which
were issued by Issuers located in nine states.   None of the
issues of Securities is a general obligation of an Issuer. All issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Trust con-tains the following categories of Securities:

                                       Percentage of Aggregate
                                   Market Value of Trust Portfolio
Category of Security                     (as of July 16,1997)

Electric and Power.................             12.72%
Health Care and Hospital...........             10.67%
Housing............................             23.24%
Sales Tax..........................              8.42%
State Budget Appropriationa........               .0%
Prerefunded/Escrowed to Maturity...             44.95%
Original Issue Discount............             43.98%



          See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Trust .
See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Trust, approximately 4.62% of the aggregate principal amount of the Securities in the Trust (or 1.26% of the market value of all Securities in the Trust on July 16, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          Securities representing approximately 7.32% of the aggregate market value of the Portfolio are currently subject to redemption from mandatory sinking fund payments. Securities representing approximately 7.32% of the aggregate market value of the Portfolio are subject to redemption from mandatory sink-ing fund payments beginning in 1997. Securities representing approximately 7.32% of the aggregate market value of the Port-folio are subject to redemption at the option of the Issuer thereof beginning in 2000. (See: Schedule of Portfolio Securi-ties," herein, and "The Trust _ Summary Description of the Portfolios _ Additional Securities Considerations _ Redemption of Securities," in Part B.)


a The bonds in this category are issued by various state agencies and authorities and are payable from amounts to be appropriated by the state legislature from available state revenue.

          On July 16, 1997 based on the bid side of the market, the aggregate market value of the Securities in the Trust was $3,432,540.60.

          On July 16, 1997, Standard & Poor's Corporation rated nine of the Securities in the Trust as follows: 24.31%-AAA, 27.33%-AA, 19.96%-A and 12.72%-BBB; and Moody's Investors Serv-ice rated two of the Securities as follows: 4.04%-Aaa and 11.64%-Aa. (See: the "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating as-signed may be reduced below the minimum requirements of the Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Re-sponsibility", in Part B), such events do not automatically re-quire the elimination of such Security from the Portfolio.
A-10

<AUDIT-REPORT>


                        INDEPENDENT AUDITORS' REPORT


THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 120


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 120 as of May 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 120 as of May 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP






July 7, 1997
New York, New York










                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 120

                                 May 31, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,266,146) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))             $3,513,408

Accrued interest receivable                                           83,086

           Total                                                   3,596,494


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                        700

   Accrued Trustee's fees and expenses                                 7,435

   Accrued Sponsor's fees                                              1,834

           Total liabilities                                           9,969


Net Assets:

   Balance applicable to 3,430 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreci-
        ation of $247,262                            $3,513,408

      Undistributed principal and net investment
        income (Note (b))                                73,117


           Net assets                                             $3,586,525

Net asset value per Unit ($3,586,525 divided by 3,430 Units)      $ 1,045.63




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 120



                                                For the years ended May 31,
                                                1997       1996       1995


Investment income - interest                  $234,169   $240,126   $243,369

Less Expenses:

   Trustee's fees and expenses                   8,353      8,564      8,675

   Sponsor's fees                                  881        903        915

          Total expenses                         9,234      9,467      9,590

          Investment income - net              224,935    230,659    233,779

Net gain (loss) on investments:

   Realized gain (loss) on securities sold
     or redeemed                                10,224      3,376     (2,802)

   Net unrealized market appreciation
     (depreciation)                             30,660    (30,732)    92,042

           Net gain (loss) on investments       40,884    (27,356)    89,240

Net increase in net assets resulting from
  operations                                  $265,819   $203,303   $323,019




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 120



                                             For the years ended May 31,
                                           1997         1996         1995

Operations:

   Investment income - net              $  224,935   $  230,659   $  233,779

   Realized gain (loss) on securities
     sold or redeemed                       10,224        3,376       (2,802)

   Net unrealized market appreciation
     (depreciation)                         30,660      (30,732)      92,042

           Net increase in net assets
             resulting from operations     265,819      203,303      323,019


Less Distributions to Unit Holders:

   Investment income - net                (221,706)    (227,481)    (230,619)

           Total distributions            (221,706)    (227,481)    (230,619)


Less Capital Share Transactions:

   Redemption of 241 Units, 35 Units
     and 69 Units, respectively           (246,836)     (36,222)     (65,607)

   Accrued interest on redemption           (5,344)        (811)      (1,487)

           Total capital share
             transactions                 (252,180)     (37,033)     (67,094)

Net (decrease) increase in net assets     (208,067)     (61,211)      25,306

Net assets:

   Beginning of year                     3,794,592    3,855,803    3,830,497

   End of year (including undistributed
     principal and net investment in-
     come of $73,117, $77,811 and
     $75,961, respectively)             $3,586,525   $3,794,592   $3,855,803




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 120

                                May 31, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 11, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, including estimated expenses and Evaluator's fees and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 120

                                May 31, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (June 11, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1997 follows:

       Original cost to investors                              $3,869,989
       Less:  Gross underwriting commissions (sales charge)      (189,613)
       Net cost to investors                                    3,680,376
       Cost of securities sold or redeemed                       (427,275)
       Net unrealized market appreciation                         247,262
       Accumulated interest accretion                              13,045
       Net amount applicable to investors                      $3,513,408

(d) OTHER INFORMATION

      Selected data for a Unit of the Trust during each year:

                                                For the years ended May 31,
                                              1997         1996        1995

       Net investment income distribu-
         tions during year                 $   61.45   $   61.62   $   61.56

       Net asset value at end of year      $1,045.63   $1,033.67   $1,040.42

       Trust Units outstanding at end
         of year                               3,430       3,671       3,706

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 120

                                             May 31, 1997



Port-                                                                                                   Optional
folio                                Rating      Face      Coupon     Maturity      Sinking Fund       Refunding       Market
 No.     Title of Securities          <F3>       Amount      Rate        Date       Redemptions<F5>    Redemptions<F4> Value<F6><F7>

  1. Wilmington, Delaware,
     Single-Family Residual Reve-
     nue Zero Coupon Bonds,
     Series 1990C <F8>                AA+    $  150,000     0.000%   07/25/14      NONE              NONE               $  42,494

  2. Metropolitan Pier and Ex-
     position Authority, Illi-
     nois Dedicated State Tax
     Revenue Bonds, Series 1992       A+        250,000     6.750    06/01/10      06/01/08@100      NONE                 280,990

  3. Highland School Building
     Corporation, First Mortgage
     Bonds, Series 1992A
     (Refunded) <F10>                 AAA       400,000     6.750    07/15/12      NONE              01/15/02@102         441,036

  4. Indiana Health Facility
     Financing Authority, Hospi-
     tal Revenue Bonds, Series
     1992 (Floyd Memorial Hospi-
     tal Project)                     A         345,000     6.625    02/15/13      02/15/08@100      02/15/02@102         360,905

  5. Michigan Housing Develop-
     ment Authority, Single-
     Family Mortgage Revenue
     Bonds, 1992 Series A <F8>        AA+       335,000     6.800    12/01/12      06/01/10@100      06/01/02@102         351,700

  6. New York Local Government
     Assistance Corporation,
     Series 1991D Bonds
     (Refunded) <F10>                 AAA       345,000     6.750    04/01/21      NONE              04/01/02@102         382,346

  7. North Dakota Housing
     Finance Agency, Single-
     Family Mortgage Program
     Bonds, 1992 Series A <F8>        Aa2<F9>    380,000     6.800    07/01/23      07/01/17@100      01/01/02@102         396,104

  8. Pennsylvania Intergovern-
     mental Cooperation Author-
     ity, Special Tax Revenue
     Bonds, (Philadelphia Fund-
     ing Program), Series of 1992
     (Refunded) <F10>                 Aaa<F9>    125,000     6.800    06/15/22      NONE              06/15/02@100         136,951

  9. Washington Health Care
     Facilities Authority Revenue
     Bonds, Series 1989 (Sisters
     of Providence) (Refunded)
     <F10>                            AA-       230,000     7.875    10/01/10      Currently@100     10/01/99@102         248,034

 10. Mason County, West Vir-
     ginia, Pollution Control
     Revenue Bonds, (Appalachian
     Power Company Project),
     Series I                         BBB+      400,000     6.850    06/01/22      NONE              06/01/02@102         432,268

 11. West Virginia School
     Building Authority, Capital
     Improvement Revenue Bonds,
     Series 1992A (Refunded) <F10>    A         400,000     6.625    07/01/22      NONE              07/01/02@102         440,580

                                             $3,360,000                                                                $3,513,408







                        See notes to schedule of portfolio securities




                                    F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 120

                              May 31, 1997




<F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of May 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 30, 1997).

<F7> At May 31, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $249,181

       Gross unrealized market depreciation              (1,919)

       Net unrealized market appreciation              $247,262

    The amortized cost of the Securities for Federal income tax purposes was $3,266,146 at May 31, 1997.

<F8> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

<F9> Moody's Investors Service, Inc. rating.

<F10> The Issuer has indicated that it will refund this Security on its optional redemption date.

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following docu-ments:

     The facing sheet.

     The Cross Reference Sheet.

     The Prospectus.

     The signatures.

     Consents of the Evaluator and Independent Auditors; all other consents were previously filed.

     The following exhibits:

     23. 1a. Consents of Kenny S&P Evaluation Services, a di-vision of J.J. Kenny Co., Inc.

          1b.  Consent of Independent Auditors.

     27.1.     Financial Data Schedule

                      CONSENT OF COUNSEL

          The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 3 to this Registration State-ment.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 120, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Reg-istration Statement to be signed on their behalf by the under-signed, thereunto duly authorized, all in The City of New York and State of New York on the 31st day of July, 1997.


                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         LONG TERM PORTFOLIO SERIES 120
                              (Registrants)

                         By:  DEAN WITTER REYNOLDS INC.
                                   (Depositor)



                                   Thomas Hines
                           ------------------
                                   Thomas Hines
                                   Authorized Signatory


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 31st day of July, 1997.

                                   DEAN WITTER REYNOLDS INC.


Name                 Office

Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Directora       )
                                           By:___________________
                                              Thomas Hines
                                              Thomas Hines
                                              Attorney-in-fact*



-------------

* Executed copies of the Powers of Attorney filed by a ma-jority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

Name                         Office

Richard M. DeMartini         Director***

Robert J. Dwyer              Director***

Christine A. Edwards         Director***

James F. Higgins             Director***

Charles A. Fiumefreddo       Director**

Mitchell M. Merin            Director*

Stephen R. Miller            Director**

Richard F. Powers III        Director*

Philip J. Purcell            Director***

Thomas C. Schneider          Director**

William B. Smith             Director**


____________________

* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio '97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statment on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.